United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07797

SUNAMERICA SERIES, INC.

(Exact name of registrant as specified in charter)

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5,

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

This filing is on behalf of five of the six series of funds of SunAmerica Series, Inc.

AIG MULTI-ASSET ALLOCATION FUND@‡

Portfolio of Investments — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.2%
Commodity Strategy Investment Companies — 9.7%
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A† (cost $32,223,630)	3,771,037	$26,246,421
Domestic Equity Investment Companies — 51.2%
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	695,847	12,734,001
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	1,692,210	27,853,772
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	929,205	27,160,658
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A†	885,452	13,839,622
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A†	529,746	15,775,848
SunAmerica Specialty Series, AIG Focused Multi-Cap Growth Fund, Class A	486,208	14,153,511
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	1,478,255	27,525,107
Total Domestic Equity Investment Companies (cost $117,085,564)		139,042,519
Domestic Fixed Income Investment Companies — 19.7%
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	3,657,354	12,654,445
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	1,891,295	6,524,967
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	3,022,179	27,652,938
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	807,802	6,535,114
Total Domestic Fixed Income Investment Companies (cost $54,083,286)		53,367,464
Foreign Equity Investment Companies — 9.8%
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	1,714,870	16,634,238
SunAmerica Equity Funds, AIG Japan Fund, Class A	1,184,293	10,054,648
Total Foreign Equity Investment Companies (cost $24,790,760)		26,688,886
Global Strategies Investment Companies — 9.8%
SunAmerica Specialty Series, AIG Global Trends Fund, Class A†	981,444	13,180,792
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	850,988	13,539,226
Total Global Strategies Investment Companies (cost $26,795,764)		26,720,018
TOTAL INVESTMENTS (cost $254,979,004) (1)	100.2%	272,065,308
Liabilities in excess of other assets	(0.2)	(409,332)
NET ASSETS	100.0%	$271,655,976

‡	On November 18, 2016, the Board of Directors approved a change in the name of the SunAmerica Multi-Asset Allocation Portfolio to the “AIG Multi-Asset Allocation Fund,” effective February 28, 2017.
†	Non-income producing security
#	See Note 2
@

The AIG Multi-Asset Allocation Fund invests in various AIG Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.aig.com/funds.

(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2017 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$272,065,308	$—	$—	$272,065,308

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

AIG ACTIVE ALLOCATION FUND@‡

Portfolio of Investments — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Commodity Strategy Investment Companies — 1.7%
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A† (cost $2,700,570)	379,561	$2,641,745
Domestic Equity Investment Companies — 47.7%
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	510,026	9,333,472
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	614,230	10,110,219
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	490,048	14,324,111
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A†	337,394	5,273,467
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A†	422,673	12,587,193
SunAmerica Specialty Series, AIG Focused Multi-Cap Growth Fund, Class A	410,208	11,941,147
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	450,038	8,379,710
Total Domestic Equity Investment Companies (cost $61,079,775)		71,949,319
Domestic Fixed Income Investment Companies — 30.9%
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	3,031,585	10,489,285
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	3,232,527	11,152,219
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	1,514,047	13,853,532
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	1,386,078	11,213,370
Total Domestic Fixed Income Investment Companies (cost $46,983,054)		46,708,406
Foreign Equity Investment Companies — 10.9%
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	1,205,036	11,688,851
SunAmerica Equity Funds, AIG Japan Fund, Class A	558,076	4,738,068
Total Foreign Equity Investment Companies (cost $15,512,658)		16,426,919
Global Strategies Investment Companies — 8.9%
SunAmerica Specialty Series, AIG Global Trends Fund, Class A†	766,248	10,290,717
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	195,785	3,114,931
Total Global Strategies Investment Companies (cost $12,995,561)		13,405,648
TOTAL INVESTMENTS (cost $139,271,618) (1)	100.1%	151,132,037
Liabilities in excess of other assets	(0.1)	(175,105)
NET ASSETS	100.0%	$150,956,932

‡	On November 18, 2016, the Board of Directors approved a change in the name of the SunAmerica Active Allocation Portfolio to the “AIG Active Allocation Fund,” effective February 28, 2017.
†	Non-income producing security
#	See Note 2
@

The AIG Active Allocation Fund invests in various AIG Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.aig.com/funds.

(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2017 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$151,132,037	$—	$—	$151,132,037

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

AIG FOCUSED DIVIDEND STRATEGY FUND‡

Portfolio of Investments — July 31, 2017 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 96.7%
Advertising Agencies — 2.9%
Omnicom Group, Inc.	5,082,081	$400,163,058
Aerospace/Defense — 5.4%
Boeing Co.	3,124,242	757,503,715
Beverages-Non-alcoholic — 3.3%
Coca-Cola Co.	10,009,272	458,825,029
Chemicals-Diversified — 3.4%
LyondellBasell Industries NV, Class A	5,220,105	470,279,260
Computer Services — 2.8%
International Business Machines Corp.	2,696,969	390,170,505
Computers — 3.8%
HP, Inc.	27,530,454	525,831,671
Electric Products-Misc. — 3.6%
Emerson Electric Co.	8,346,735	497,548,873
Engines-Internal Combustion — 4.0%
Cummins, Inc.	3,306,797	555,211,216
Food-Misc./Diversified — 0.8%
General Mills, Inc.	2,108,443	117,355,937
Machinery-Construction & Mining — 3.9%
Caterpillar, Inc.	4,795,749	546,475,599
Medical-Biomedical/Gene — 3.1%
Gilead Sciences, Inc.	5,733,146	436,235,079
Medical-Drugs — 6.5%
AbbVie, Inc.	6,931,799	484,602,068
Pfizer, Inc.	12,731,574	422,178,994
		906,781,062
Networking Products — 3.1%
Cisco Systems, Inc.	13,820,506	434,654,914
Oil Companies-Integrated — 6.0%
Chevron Corp.	4,138,172	451,847,001
Exxon Mobil Corp.	4,814,016	385,313,840
		837,160,841
Oil Refining & Marketing — 3.6%
Valero Energy Corp.	7,193,875	496,161,559
Retail-Apparel/Shoe — 4.6%
Gap, Inc.	15,715,387	374,497,672
L Brands, Inc.	5,737,089	266,143,559
		640,641,231
Retail-Consumer Electronics — 4.4%
Best Buy Co., Inc.	10,470,642	610,857,254
Retail-Regional Department Stores — 4.7%
Kohl’s Corp.(1)	9,243,936	382,236,754
Macy’s, Inc.	11,680,695	277,416,506
		659,653,260
Retail-Restaurants — 7.7%
Darden Restaurants, Inc.	6,013,514	504,413,554
McDonald’s Corp.	3,613,953	560,668,669
		1,065,082,223
Semiconductor Equipment — 3.4%
KLA-Tencor Corp.	5,130,175	475,208,110
Telephone-Integrated — 8.4%
AT&T, Inc.	10,634,533	414,746,787
CenturyLink, Inc.	15,255,536	354,996,323
Verizon Communications, Inc.	8,268,961	400,217,712
		1,169,960,822
Tobacco — 7.3%
Altria Group, Inc.	6,677,656	433,847,311
British American Tobacco PLC ADR	1,147,228	71,724,678
Philip Morris International, Inc.	4,335,617	506,009,860
		1,011,581,849
Total Long-Term Investment Securities (cost $11,832,900,788)		13,463,343,067
REPURCHASE AGREEMENTS — 2.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 07/31/2017, to be repurchased 08/01/2017 in the amount $359,256,198 collateralized by $356,620,000 of United States Treasury Bonds, bearing interest at 3.00% due 05/15/2045 and having an approximate value of $366,444,881 (cost $359,255,000)	$359,255,000	359,255,000
TOTAL INVESTMENTS (cost $12,192,155,788)(2)	99.3%	13,822,598,067
Other assets less liabilities	0.7	100,051,628
NET ASSETS	100.0%	$13,922,649,695

‡	On November 18, 2016, the Board of Directors approved a change in the name of the Focused Dividend Strategy Portfolio to the “AIG Focused Dividend Strategy Fund,” effective February 28, 2017.
(1)	See Note 2
(2)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$13,463,343,067	$—	$—	$13,463,343,067
Repurchase Agreements	—	359,255,000	—	359,255,000
Total Investments at Value	$13,463,343,067	$359,255,000	$—	$13,822,598,067

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between

Levels during the reporting period.

See Notes to Portfolio of Investments

1

AIG STRATEGIC VALUE FUND‡

Portfolio of Investments — July 31, 2017 — (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 99.4%
Aerospace/Defense — 2.4%
General Dynamics Corp.	18,601	$3,651,934
Raytheon Co.	11,442	1,965,393
		5,617,327
Aerospace/Defense-Equipment — 1.7%
United Technologies Corp.	34,427	4,082,009
Airlines — 0.8%
American Airlines Group, Inc.	20,797	1,049,000
United Continental Holdings, Inc.†	13,401	906,980
		1,955,980
Auto/Truck Parts & Equipment-Original — 1.0%
Cooper-Standard Holding, Inc.†	8,566	875,959
Lear Corp.	9,819	1,455,078
		2,331,037
Banks-Commercial — 0.7%
Regions Financial Corp.	120,078	1,753,139
Banks-Fiduciary — 2.3%
Bank of New York Mellon Corp.	104,354	5,533,893
Banks-Super Regional — 1.7%
PNC Financial Services Group, Inc.	15,136	1,949,517
Wells Fargo & Co.	40,354	2,176,695
		4,126,212
Beverages-Non-alcoholic — 1.2%
PepsiCo, Inc.	24,030	2,802,138
Beverages-Wine/Spirits — 0.5%
Brown-Forman Corp., Class B	24,252	1,198,049
Broadcast Services/Program — 0.7%
MSG Networks, Inc., Class A†	72,197	1,545,016
Building Products-Air & Heating — 0.7%
Johnson Controls International PLC	39,624	1,543,355
Building Products-Wood — 0.9%
Masco Corp.	52,796	2,013,111
Cable/Satellite TV — 0.7%
Comcast Corp., Class A	43,366	1,754,155
Chemicals-Diversified — 1.3%
Celanese Corp., Series A	13,939	1,340,514
LyondellBasell Industries NV, Class A	19,582	1,764,142
		3,104,656
Commercial Services-Finance — 1.2%
Moody’s Corp.	20,832	2,742,116
Computer Services — 0.7%
International Business Machines Corp.	12,061	1,744,865
Computers — 1.6%
Apple, Inc.	16,448	2,446,311
HP, Inc.	75,226	1,436,817
		3,883,128
Containers-Metal/Glass — 0.8%
Greif, Inc., Class A	33,008	1,851,419
Cosmetics & Toiletries — 2.2%
Procter & Gamble Co.	57,133	5,188,819
Diagnostic Equipment — 0.9%
Danaher Corp.	26,060	2,123,629
Diversified Banking Institutions — 4.6%
Bank of America Corp.	226,164	5,455,076
JPMorgan Chase & Co.	58,708	5,389,394
		10,844,470
Diversified Manufacturing Operations — 5.0%
Carlisle Cos., Inc.	12,111	1,181,912
Crane Co.	36,086	2,724,493
Eaton Corp. PLC	20,423	1,598,100
Ingersoll-Rand PLC	43,013	3,779,982
Parker-Hannifin Corp.	14,810	2,458,164
		11,742,651
Diversified Operations — 0.5%
Leucadia National Corp.	48,384	1,259,436
E-Commerce/Services — 1.0%
Cars.com, Inc.†	14,984	364,111
Liberty Ventures, Series A†	31,258	1,893,610
		2,257,721
Electric-Integrated — 3.4%
AES Corp.	149,347	1,669,699
Entergy Corp.	26,564	2,037,990
FirstEnergy Corp.	55,525	1,771,803
Xcel Energy, Inc.	56,012	2,649,928
		8,129,420
Electronic Components-Misc. — 1.2%
Corning, Inc.	60,265	1,756,122
Gentex Corp.	62,195	1,058,559
		2,814,681
Electronic Components-Semiconductors — 2.2%
Intel Corp.	145,016	5,143,718
Engineering/R&D Services — 0.5%
Jacobs Engineering Group, Inc.	24,406	1,286,684
Engines-Internal Combustion — 0.9%
Cummins, Inc.	13,068	2,194,117
Enterprise Software/Service — 3.8%
CA, Inc.	104,219	3,234,958
Oracle Corp.	116,889	5,836,268
		9,071,226
Finance-Consumer Loans — 0.6%
Enova International, Inc.†	90,134	1,306,943
Finance-Mortgage Loan/Banker — 0.7%
FNF Group	34,239	1,672,918

Finance-Other Services — 1.0%
CME Group, Inc.	18,949	2,323,526
Food-Misc./Diversified — 1.8%
Kellogg Co.	38,368	2,609,024
Mondelez International, Inc., Class A	35,717	1,572,262
		4,181,286
Gas-Distribution — 2.4%
National Fuel Gas Co.	97,132	5,751,186
Insurance Brokers — 0.7%
Brown & Brown, Inc.	37,960	1,693,016
Insurance-Life/Health — 1.0%
Aflac, Inc.	13,662	1,089,545

1

American Equity Investment Life Holding Co.	45,357	1,214,660
		2,304,205
Insurance-Multi-line — 1.2%
CNA Financial Corp.	56,890	2,955,435
Insurance-Property/Casualty — 0.4%
Progressive Corp.	21,370	1,007,168
Investment Management/Advisor Services — 3.2%
Franklin Resources, Inc.	96,280	4,311,418
T. Rowe Price Group, Inc.	38,579	3,191,255
		7,502,673
Linen Supply & Related Items — 0.8%
UniFirst Corp.	12,976	1,845,836
Machinery-Construction & Mining — 0.4%
Oshkosh Corp.	13,907	957,636
Medical Labs & Testing Services — 1.4%
Quest Diagnostics, Inc.	31,228	3,382,305
Medical-Drugs — 8.3%
Johnson & Johnson	84,175	11,171,706
Merck & Co., Inc.	22,333	1,426,632
Pfizer, Inc.	212,356	7,041,725
		19,640,063
Medical-HMO — 1.5%
Anthem, Inc.	13,618	2,535,808
WellCare Health Plans, Inc.†	6,177	1,093,267
		3,629,075
Multimedia — 0.5%
Twenty-First Century Fox, Inc., Class A	42,012	1,222,549
Networking Products — 1.9%
Cisco Systems, Inc.	142,308	4,475,587
Oil & Gas Drilling — 1.7%
Atwood Oceanics, Inc.†	87,767	689,849
Diamond Offshore Drilling, Inc.†	75,008	931,599
Ensco PLC, Class A	238,680	1,262,617
Noble Corp. PLC	268,187	1,072,748
		3,956,813
Oil Companies-Integrated — 3.4%
Chevron Corp.	26,307	2,872,461
Exxon Mobil Corp.	64,699	5,178,508
		8,050,969
Oil Refining & Marketing — 0.9%
Valero Energy Corp.	32,496	2,241,249
Oil-Field Services — 0.4%
McDermott International, Inc.†	137,677	932,073
Pipelines — 0.5%
Kinder Morgan, Inc.	54,354	1,110,452
Publishing-Newspapers — 0.9%
News Corp., Class A	148,612	2,126,638
Real Estate Management/Services — 1.7%
RE/MAX Holdings, Inc., Class A	35,754	2,079,095
Realogy Holdings Corp.	60,221	1,999,337
		4,078,432
Retail-Catalog Shopping — 0.8%
Liberty Interactive Corp. QVC Group, Class A†	81,942	1,961,691

Retail-Discount — 1.6%
Wal-Mart Stores, Inc.	47,587	3,806,484
Retail-Drug Store — 1.9%
CVS Health Corp.	28,231	2,256,504
Walgreens Boots Alliance, Inc.	27,411	2,211,245
		4,467,749
Retail-Office Supplies — 0.6%
Staples, Inc.	128,858	1,307,909
Schools — 0.4%
Adtalem Global Education, Inc.	30,358	986,635
Semiconductor Components-Integrated Circuits — 0.7%
QUALCOMM, Inc.	31,420	1,671,230
Semiconductor Equipment — 0.7%
Applied Materials, Inc.	36,757	1,628,703
Steel-Producers — 1.3%
Nucor Corp.	22,713	1,309,859
Steel Dynamics, Inc.	52,777	1,868,833
		3,178,692
Telephone-Integrated — 3.2%
AT&T, Inc.	89,688	3,497,832
Verizon Communications, Inc.	82,789	4,006,988
		7,504,820
Television — 0.3%
TEGNA, Inc.	44,948	666,579
Tobacco — 2.1%
Philip Morris International, Inc.	41,688	4,865,406
Tools-Hand Held — 0.5%
Stanley Black & Decker, Inc.	9,201	1,294,489
Transport-Rail — 0.9%
CSX Corp.	18,976	936,276
Union Pacific Corp.	12,638	1,301,208
		2,237,484
Total Long-Term Investment Securities (cost $214,816,776)		235,564,081
TOTAL INVESTMENTS (cost $214,816,776) (1)	99.4%	235,564,081
Other assets less liabilities	0.6	1,371,187
NET ASSETS	100.0%	$236,935,268

‡                               On November 18, 2016, the Board of Directors approved a change in the name of the SunAmerica Strategic Value Portfolio to the “AIG Strategic Value Fund,” effective February 28, 2017.

†                               Non-income producing security

(1)                       See Note 3 for cost of investments on a tax basis.

2

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$235,564,081	$—	$—	$235,564,081

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

3

AIG SELECT DIVIDEND GROWTH FUND‡

Portfolio of Investments — July 31, 2017 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.9%
Advertising Agencies — 2.1%
Omnicom Group, Inc.	11,823	$930,943
Aerospace/Defense — 4.1%
Boeing Co.	7,317	1,774,080
Agricultural Chemicals — 2.7%
CF Industries Holdings, Inc.	39,619	1,162,818
Apparel Manufacturers — 2.2%
VF Corp.	15,664	974,144
Chemicals-Diversified — 5.6%
Dow Chemical Co.	18,220	1,170,453
Eastman Chemical Co.	14,990	1,246,568
		2,417,021
Commercial Services-Finance — 5.1%
H&R Block, Inc.	40,657	1,240,038
Western Union Co.	48,264	953,214
		2,193,252
Computer Services — 2.0%
International Business Machines Corp.	6,061	876,845
Computers — 3.1%
HP, Inc.	70,145	1,339,770
Diversified Manufacturing Operations — 3.3%
Parker-Hannifin Corp.	8,563	1,421,287
Engines-Internal Combustion — 3.1%
Cummins, Inc.	8,005	1,344,039
Enterprise Software/Service — 2.0%
CA, Inc.	28,377	880,822
Finance-Investment Banker/Broker — 2.4%
Lazard, Ltd., Class A	21,855	1,020,847
Hotels/Motels — 3.3%
Wyndham Worldwide Corp.	13,769	1,437,071
Housewares — 2.2%
Tupperware Brands Corp.	15,603	947,258
Human Resources — 3.5%
ManpowerGroup, Inc.	14,089	1,509,636
Industrial Automated/Robotic — 3.2%
Rockwell Automation, Inc.	8,413	1,388,397
Insurance-Property/Casualty — 4.1%
AmTrust Financial Services, Inc.	40,964	655,424
First American Financial Corp.	23,388	1,132,213
		1,787,637
Investment Management/Advisor Services — 5.2%
Legg Mason, Inc.	29,084	1,163,651
T. Rowe Price Group, Inc.	13,192	1,091,242
		2,254,893
Medical-Biomedical/Gene — 2.5%
Amgen, Inc.	6,320	1,102,903
Networking Products — 2.3%
Cisco Systems, Inc.	32,028	1,007,281
Oil Refining & Marketing — 2.6%
HollyFrontier Corp.	39,716	1,145,409
Recreational Vehicles — 2.1%
Polaris Industries, Inc.	9,904	887,993
Resort/Theme Parks — 2.3%
Six Flags Entertainment Corp.	17,341	986,183
Retail-Apparel/Shoe — 2.1%
Gap, Inc.	38,758	923,603
Retail-Automobile — 2.5%
Penske Automotive Group, Inc.	24,679	1,074,524
Retail-Catalog Shopping — 2.2%
MSC Industrial Direct Co., Inc., Class A	13,606	968,883
Retail-Consumer Electronics — 3.9%
Best Buy Co., Inc.	29,101	1,697,752
Retail-Discount — 1.7%
Target Corp.	12,982	735,690
Retail-Mail Order — 1.9%
Williams-Sonoma, Inc.	18,081	839,501
Retail-Major Department Stores — 2.5%
Nordstrom, Inc.	22,107	1,073,737
Retail-Regional Department Stores — 3.7%
Kohl’s Corp.	23,513	972,263
Macy’s, Inc.	27,260	647,425
		1,619,688
Retail-Restaurants — 1.7%
Brinker International, Inc.	20,742	735,719
Semiconductor Components-Integrated Circuits — 1.9%
QUALCOMM, Inc.	15,628	831,253
Transport-Rail — 2.5%
Union Pacific Corp.	10,533	1,084,478
Transport-Services — 2.3%
United Parcel Service, Inc., Class B	9,046	997,683
Total Long-Term Investment Securities (cost $39,400,400)		43,373,040
REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.12%, dated 07/31/2017, to be repurchased 08/01/2017 in the amount $146,000 collateralized by $145,000 of United States Treasury Bonds, bearing interest at 3.00% due 05/15/2045 and having an approximate value of $148,995 (cost $146,000)	$146,000	146,000
TOTAL INVESTMENTS (cost $39,546,400)(1)	100.3%	43,519,040
Liabilities in excess of other assets	(0.3)	(110,697)
NET ASSETS	100.0%	$43,408,343

‡	On November 18, 2016, the Board of Directors approved a change in the name of the SunAmerica Select Dividend Growth Portfolio to the “AIG Select Dividend Growth Fund,” effective February 28, 2017.
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of  July 31, 2017 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$43,373,040	$—	$—	$43,373,040
Repurchase Agreements	—	146,000	—	146,000
Total Investments at Value	$43,373,040	$146,000	$—	$43,519,040

* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

1

NOTES TO PORTFOLIO OF INVESTMENTS — July 31, 2017 — (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Funds’ assets and liabilities classified in the fair value hierarchy as of July 31, 2017, is reported on a schedule following each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Master Agreements: The Funds have entered into Master Repurchase Agreements (“Master Agreements”) with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Funds and applicable counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Funds’ counterparties to elect early termination could cause the Funds to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of July 31, 2017, the repurchase agreements held by the Funds are subject to master netting agreements. See each Fund’s Portfolio of Investments and Notes to the Portfolio of Investments for more information about a Fund’s holdings in repurchase agreements.

Note 2.  Transactions with Affiliates

As disclosed in the Portfolio of Investments, the AIG Multi-Asset Allocation Fund and AIG Active Allocation Fund owned shares of various AIG Funds. In addition, the AIG Focused Dividend Strategy Fund owned 5% or more of the outstanding voting shares of certain companies listed in the Portfolio of Investments. For the period ended July 31, 2017, transactions in these securities were as follows:

AIG Multi-Asset Allocation

		Capital Gain					Change in
		Distribution	Market Value at	Cost of	Proceeds from	Realized	Unrealized	Market Value at
Security	Income	Received	October 31, 2016	Purchases†	Sales	Gain (Loss)	Gain (Loss)	July 31, 2017
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	$217,825	$—	$13,211,646	$3,233,653	$1,633,148	$(667,129)	$2,489,216	$16,634,238
SunAmerica Equity Funds, AIG Japan Fund, Class A	66,459	—	12,712,550	85,659	4,451,615	993,729	714,325	10,054,648
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	439,535	—	13,391,036	464,161	1,349,494	24,720	124,022	12,654,445
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	156,013	—	6,958,249	168,327	674,747	(40,751)	113,889	6,524,967
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	342,322	—	26,755,710	4,577,655	2,685,069	(211,678)	(783,680)	27,652,938
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	180,587	—	6,922,758	192,900	674,747	17,677	76,526	6,535,114
SunAmerica Series, Inc., AIG Focused Dividend Strategy Fund, Class A	470,184	62,983	26,370,243	574,479	15,754,603	(36,728)	1,580,610	12,734,001
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	397,408	462,165	27,887,628	908,824	3,698,988	229,455	2,526,853	27,853,772
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	383,036	—	27,721,305	432,287	4,498,988	1,870,970	1,635,084	27,160,658
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A	—	—	26,180,772	3,035,334	2,685,069	(1,553,471)	1,268,855	26,246,421
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	—	—	—	14,007,939	944,385	32,628	743,440	13,839,622
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	—	—	13,732,785	24,626	1,349,494	361,380	3,006,551	15,775,848
SunAmerica Specialty Series, AIG Focused Multi-Cap Growth Fund, Class A	—	225,045	13,833,237	249,670	2,849,494	256,458	2,663,640	14,153,511
SunAmerica Specialty Series, AIG Global Trends Fund, Class A	—	—	13,614,322	24,626	1,349,493	(270,864)	1,162,201	13,180,792
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	378,964	—	13,253,260	403,589	1,349,494	1,257	1,230,614	13,539,226
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	—	875,074	27,009,914	924,326	5,198,988	860,193	3,929,662	27,525,107
	$3,032,333	$1,625,267	$269,555,415	$29,308,055	$51,147,816	$1,867,846	$22,481,808	$272,065,308

† Includes reinvestment of distributions paid.

AIG Active Allocation

		Capital Gain					Change in
		Distributions	Market Value at	Cost of	Proceeds from	Realized	Unrealized	Market Value at
Security	Income	Received	October 31, 2016	Purchases†	Sales	Gain (Loss)	Gain (Loss)	July 31, 2017
SunAmerica Equity Funds, AIG International Dividend Strategy Fund, Class A	$155,450	$—	$9,461,056	$1,765,650	$875,160	$(176,504)	$1,513,809	$11,688,851
SunAmerica Equity Funds, AIG Japan Fund, Class A	15,485	—	2,949,731	1,554,027	306,063	4,300	536,073	4,738,068
SunAmerica Income Funds, AIG Flexible Credit Fund, Class A	362,357	—	10,900,119	493,058	1,027,362	19,889	103,581	10,489,285
SunAmerica Income Funds, AIG Strategic Bond Fund, Class A	265,835	—	11,716,880	405,370	1,096,808	(65,168)	191,945	11,152,219
SunAmerica Income Funds, AIG U.S. Government Securities Fund, Class A	179,624	—	19,055,454	4,317,907	8,795,342	(467,742)	(256,745)	13,853,532
SunAmerica Senior Floating Rate Fund, Inc., AIG Senior Floating Rate Fund, Class A	293,988	—	10,991,709	1,115,859	1,043,601	(36,671)	186,074	11,213,370
SunAmerica Series, Inc., AIG Dividend Strategy Fund, Class A	223,643	21,532	8,952,353	351,183	833,364	64,598	798,702	9,333,472
SunAmerica Series, Inc., AIG Select Dividend Growth Fund, Class A	140,497	161,122	9,672,691	423,486	957,915	62,082	909,875	10,110,219
SunAmerica Series, Inc., AIG Strategic Value Fund, Class A	218,491	—	15,723,350	407,413	3,784,805	753,094	1,225,059	14,324,111
SunAmerica Specialty Series, AIG Commodity Strategy Fund, Class A	—	—	1,497,476	1,533,460	282,530	8,796	(115,457)	2,641,745
SunAmerica Specialty Series, AIG ESG Dividend Fund, Class A	—	—	—	6,040,493	1,097,157	48,266	281,865	5,273,467
SunAmerica Specialty Series, AIG Focused Alpha Large-Cap Fund, Class A	—	—	12,291,406	141,344	2,811,151	738,676	2,226,918	12,587,193
SunAmerica Specialty Series, AIG Focused Multi-Cap Growth Fund, Class A	—	186,924	11,406,511	312,409	2,186,600	130,533	2,278,294	11,941,147
SunAmerica Specialty Series, AIG Global Trends Fund, Class A	—	—	9,978,392	612,059	960,641	(175,276)	836,183	10,290,717
SunAmerica Specialty Series, AIG Income Explorer Fund, Class A	86,742	—	2,995,595	122,526	285,753	(10,097)	292,660	3,114,931
SunAmerica Specialty Series, AIG Small-Cap Fund, Class A	—	308,721	9,470,210	419,945	3,174,125	547,350	1,116,330	8,379,710
	$1,942,112	$678,299	$147,062,933	$20,016,189	$29,518,377	$1,446,126	$12,125,166	$151,132,037

† Includes reinvestment of distributions paid.

AIG Focused Dividend Strategy

		Capital Gain	Market Value				Change in
		Distributions	at October 31,	Cost of	Proceeds from	Realized	Unrealized	Market Value
Security	Income	Received	2016	Purchases	Sales	Gain (Loss)	Gain (Loss)	at July 31, 2017
Kohl’s Corp.	$14,734,668	$—	$399,554,575	$5,529,210	$—	$—	$(22,847,031)	$382,236,754

Note 3.  Federal Income Taxes

As of July 31, 2017, the amounts of aggregate unrealized gain (loss) and the cost of the investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	AIG
	Multi-Asset	AIG
	Allocation	Active Allocation
	Fund	Fund
Cost (tax basis)	$260,000,689	$140,945,173
Appreciation	25,508,178	12,520,129
Depreciation	(13,443,559)	(2,333,265)
Net unrealized appreciation (depreciation)	$12,064,619	$10,186,864

	AIG Focused	AIG Strategic
	Dividend Strategy	Value
	Fund	Fund
Cost (tax basis)	$12,197,595,148	$215,163,851
Appreciation	2,101,016,244	27,752,786
Depreciation	(476,013,325)	(7,352,556)
Net unrealized appreciation (depreciation)	$1,625,002,919	$20,400,230

	AIG
	Select Dividend Growth
	Fund
Cost (tax basis)	$39,692,322
Appreciation	6,259,753
Depreciation	(2,433,035)
Net unrealized appreciation (depreciation)	$3,826,718

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Series, Inc.’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 28, 2017

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: September 28, 2017

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: September 28, 2017

6